INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Statutory federal income tax rate	34.00%	34.00%
State income taxes and other	7.09%	6.29%
Federal AMT	1.30%	1.90%
Temporary differences	0.22%
Permanent differences	0.60%
Valuation allowance	(34.00%)	(35.65%)
Effective tax rate	9.21%	6.54%